Exhibit 99.1
SLM Student Loan Trust 2010-1
Monthly Servicing Report

Distribution Date	07/26/2010
Collection Period	06/01/2010 — 06/30/2010

SLM Funding LLC -	Depositor
Sallie Mae, Inc. -	Master Servicer and Administrator
Deutsche Bank Trust Company Americas -	Indenture Trustee
The Bank of New York Mellon Trust Company, N.A. -	Eligible Lender Trustee
SLM Investment Corp. -	Excess Distribution Certificateholder

I.                    Deal Parameters

	Student Loan Portfolio Characteristics	04/15/2010	05/31/2010	06/30/2010

A	Principal Balance	$1,169,871,248.94	$1,180,058,426.00	$1,168,834,914.82
	Interest to be Capitalized Balance	12,910,478.57	12,806,267.98	11,902,461.94

	Pool Balance	$1,182,781,727.51	$1,192,864,693.98	$1,180,737,376.76
	Capitalized Interest Account Balance	$7,500,000.00	$7,500,000.00	$7,500,000.00
	Specified Reserve Account Balance	3,028,129.00	2,982,161.73	2,951,843.44

	Adjusted Pool (1)	$1,193,309,856.51	$1,203,346,855.71	$1,191,189,220.20
	Weighted Average Coupon (WAC)	2.60%	2.66%	2.66%
	Number of Loans	482,706	486,931	483,414
	Aggregate Outstanding Principal Balance — Tbill		$246,998,630.95	$243,752,669.72
	Aggregate Outstanding Principal Balance — Commercial Paper		$945,866,063.03	$936,984,707.04
	Pool Factor		0.984819992	0.974807772
	Since Issued Constant Prepayment Rate		(3.18)%	(1.69)%

(1)	The Specified Reserve Account balance is included in the Adjusted Pool until the Pool Balance is less than 40% of the original pool.

	Debt Securities	Cusip/lsin	06/25/2010	07/26/2010

B	A	78445XAA4	$1,163,566,855.71	$1,151,409,220.20
	B	78445XAB2	$36,780,000.00	$36,780,000.00

	Account Balances		06/25/2010	07/26/2010

C	Reserve Account Balance		$2,982,161.73	$2,951,843.44
	Capitalized Interest Account Balance		$7,500,000.00	$7,500,000.00
	Floor Income Rebate Account		$126,719.78	$255,140.76
	Supplemental Loan Purchase Account		$—	$—

	Asset/Liability		06/25/2010	07/26/2010

D	Adjusted Pool Balance + Supplemental Loan Purchase		$1,203,346,855.71	$1,191,189,220.20
	Total Notes		$1,200,346,855.71	$1,188,189,220.20
	Difference		$3,000,000.00	$3,000,000.00
	Parity Ratio		1.00250	1.00252
Trust 2010-1 Monthly Servicing Report: Collection Period 06/01/2010 - 06/30/2010, Distribution Date 07/26/2010

II.	Trust Activity	06/01/2010	through	06/30/2010

A	Student Loan Principal Receipts
	Borrower Principal			11,666,626.17
	Guarantor Principal			510,183.56
	Consolidation Activity Principal			1,103,950.16
	Seller Principal Reimbursement			2,741.64
	Servicer Principal Reimbursement			6,980.28
	Rejected Claim Repurchased Principal			—
	Other Principal Deposits			3,784.19

	Total Principal Receipts			$13,294,266.00

B	Student Loan Interest Receipts
	Borrower Interest			964,109.96
	Guarantor Interest			4,144.85
	Consolidation Activity Interest			14,108.07
	Special Allowance Payments			0.00
	Interest Subsidy Payments			0.00
	Seller Interest Reimbursement			0.00
	Servicer Interest Reimbursement			0.91
	Rejected Claim Repurchased Interest			0.00
	Other Interest Deposits			95,451.51

	Total Interest Receipts			$1,077,815.30

C	Reserves in Excess of Requirement			$30,318.29

D	Investment Income			$1,956.37

E	Funds Borrowed from Next Collection Period			$—

F	Funds Repaid from Prior Collection Period			$—

G	Loan Sale or Purchase Proceeds			$—

H	Initial Deposits to Collection Account			$—

I	Excess Transferred from Other Accounts			$—

J	Other Deposits			$22,587.11

K	Funds Released from Capitalized Interest Account			$—

L	Less: Funds Previously Remitted:
	Servicing Fees to Servicer			$—
	Consolidation Loan Rebate Fees to Dept. of Education			$—
	Floor Income Rebate Fees to Dept. of Education			$—
	Funds Allocated to the Floor Income Rebate Account			$(128,420.98)

M	AVAILABLE FUNDS			$14,298,522.09

N	Non-Cash Principal Activity During Collection Period			$(2,070,754.82)

O	Non-Reimbursable Losses During Collection Period			$—

p		Aggregate Purchased Amounts by the Depositor, Servicer or Seller		$2,533.09

Q	Aggregate Loan Substitutions			$—
Trust 2010-1 Monthly Servicing Report: Collection Period 06/01/2010 - 06/30/2010, Distribution Date 07/26/2010

III. 2010-1          Portfolio Characteristics

	06/30/2010				05/31/2010
	Wtd Avg				Wtd Avg
	Coupon	# Loans	Principal	% of Principal	Coupon	# Loans	Principal	% of Principal
INTERIM:
IN SCHOOL	3.43%	7,441	$27,451,819.47	2.349%	3.46%	7,825	$29,027,202.88	2.460%
GRACE	3.39%	2,742	$9,960,964.41	0.852%	3.14%	3,590	$12,566,350.64	1.065%
DEFERMENT	2.15%	86,630	$240,367,453.79	20.565%	2.15%	89,110	$248,799,341.39	21.084%
REPAYMENT:
CURRENT	2.76%	264,071	$502,613,447.86	43.001%	2.76%	267,220	$509,324,670.33	43.161%
31-60 DAYS DELINQUENT	2.79%	21,166	$57,896,048.84	4.953%	2.78%	21,801	$59,285,522.99	5.024%
61-90 DAYS DELINQUENT	2.79%	13,038	$37,980,577.40	3.249%	2.80%	14,677	$44,806,863.35	3.797%
91-120 DAYS DELINQUENT	2.81%	9,503	$29,176,528.85	2.496%	2.81%	9,965	$30,577,260.74	2.591%
> 120 DAYS DELINQUENT	2.80%	31,116	$99,255,411.03	8.492%	2.79%	28,475	$90,829,912.43	7.697%
FORBEARANCE	2.74%	47,134	$162,319,815.90	13.887%	2.74%	44,065	$154,232,962.31	13.070%
CLAIMS IN PROCESS	2.61%	571	$1,808,389.86	0.155%	2.69%	203	$608,338.94	0.052%
AGED CLAIMS REJECTED	2.48%	2	$4,457.41	0.000%	0.00%	0	$—	0.000%

TOTAL		483,414	$1,168,834,914.82	100.00%		486,931	$1,180,058,426.00	100.00%

*	Percentages may not total 100% due to rounding
Trust 2010-1 Monthly Servicing Report: Collection Period 06/01/2010 - 06/30/2010, Distribution Date 07/26/2010

IV. 2010-1          Portfolio Characteristics (cont’d)

	06/30/2010	05/31/2010
Pool Balance	$1,180,737,376.76	$1,192,864,693.98
Total # Loans	483,414	486,931
Total # Borrowers	210,396	212,291
Weighted Average Coupon	2.66%	2.66%
Weighted Average Remaining Term	95.46	95.38
Non-Reimbursable Losses	$—	$(0.02)
Cumulative Non-Reimbursable Losses	$(0.02)	$(0.02)
Since Issued Constant Prepayment Rate (CPR)	-1.69%	-3.18%
Loan Substitutions	$—	$—
Cumulative Loan Substitutions	$—	$—
Rejected Claim Repurchases	$—	$—
Cumulative Rejected Claim Repurchases	$—	$—
Unpaid Primary Servicing Fees	$—	$—
Unpaid Administration Fees	$—	$—
Unpaid Carryover Servicing Fees	$—	$—
Note Principal Shortfall	$—	$—
Note Interest Shortfall	$—	$—
Unpaid Interest Carryover	$—	$—
Borrower Interest Accrued	$2,177,252.40	$2,254,633.14
Interest Subsidy Payments Accrued	$291,361.60	$314,419.36
Special Allowance Payments Accrued	$247,958.89	$236,334.22
Trust 2010-1 Monthly Servicing Report: Collection Period 06/01/2010 - 06/30/2010, Distribution Date 07/26/2010

V. 2010-1           Portfolio Statistics by School and Program

		Weighted
		Average Coupon	# LOANS	$ AMOUNT	% *
A	LOAN TYPE
	- GSL (1) — Subsidized	2.61%	285,764	599,101,567.37	51.256%
	- GSL — Unsubsidized	2.57%	169,194	474,041,610.97	40.557%
	- PLUS (2) Loans	3.45%	26,807	90,842,212.84	7.772%
	- SLS (3) Loans	3.78%	1,649	4,849,523.64	0.415%
	- Consolidation Loans	0.00%	0	—	0.000%

	Total	2.66%	483,414	$1,168,834,914.82	100.000%

		Weighted
		Average Coupon	# LOANS	$ AMOUNT	% *
B	SCHOOL TYPE
	- Four Year	2.67%	348,088	910,542,408.05	77.902%
	- Two Year	2.60%	112,513	215,831,045.42	18.465%
	- Technical	2.77%	19,675	35,551,513.74	3.042%
	- Other	2.73%	3,138	6,909,947.61	0.591%

	Total	2.66%	483,414	$1,168,834,914.82	100.000%

*	Percentages may not total 100% due to rounding.

(1)	Guaranteed Stafford Loan

(2)	Parent Loans for Undergraduate Students

(3)	Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.
Trust 2010-1 Monthly Servicing Report: Collection Period 06/01/2010 - 06/30/2010, Distribution Date 07/26/2010

VI. 2010-1          Waterfall for Distributions

			Remaining
		Paid	Funds Balance
Total Available Funds			$14,298,522.09

A	Primary Servicing Fee	$798,261.70	$13,500,260.39

B	Administration Fee	$6,667.00	$13,493,593.39

C	Class A Noteholders’ Interest Distribution Amount	$748,654.75	$12,744,938.64

D	Class B Noteholders’ Interest Distribution Amount	$39,500.59	$12,705,438.05

E	Class A Noteholders’ Principal Distribution Amount	$12,157,635.51	$547,802.54

F	Class B Noteholders’ Principal Distribution Amount	$—	$547,802.54

G	Reserve Account Reinstatement	$—	$547,802.54

H	Unpaid Expenses of The Trustees	$—	$547,802.54

I	Carryover Servicing Fee	$—	$547,802.54

J	Remaining Amounts to the Noteholders after the first auction date	$—	$547,802.54

K	Excess Distribution Certificateholder	$547,802.54	$—
Trust 2010-1 Monthly Servicing Report: Collection Period 06/01/2010 - 06/30/2010, Distribution Date 07/26/2010

VII. 2010-1          Distributions
Distribution Amounts

	A	B

Cusip/lsin	78445XAA4	78445XAB2
Beginning Balance	$1,163,566,855.71	$36,780,000.00
Index	LIBOR	LIBOR
Spread/Fixed Rate	0.40%	0.90%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY
Accrual Period Begin	6/25/2010	6/25/2010
Accrual Period End	7/26/2010	7/26/2010
Daycount Fraction	0.08611111	0.08611111
Interest Rate*	0.74719%	1.24719%
Accrued Interest Factor	0.000643414	0.001073969
Current Interest Due	$748,654.75	$39,500.59
Interest Shortfall from Prior Period Plus Accrued Interest	$—	$—
Total Interest Due	$748,654.75	$39,500.59
Interest Paid	$748,654.75	$39,500.59
Interest Shortfall	$—	$—
Principal Paid	$12,157,635.51	$—
Ending Principal Balance	$1,151,409,220.20	$36,780,000.00
Paydown Factor	0.010259608	0.000000000
Ending Balance Factor	0.971653350	1.000000000

*	Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see http://www.salliemae.com/salliemae/investor/slmtrust/extracts/abrate.txt.
‘
Trust 2010-1 Monthly Servicing Report: Collection Period 06/01/2010 - 06/30/2010, Distribution Date 07/26/2010

VIII. 2010-1          Reconciliations

A	Principal Distribution Reconciliation
	Notes Outstanding Principal Balance	$1,200,346,855.71
	Adjusted Pool Balance	$1,191,189,220.20
	Overcollateralization Amount	$3,000,000.00
	Principal Distribution Amount	$12,157,635.51
	Principal Distribution Amount Paid	$12,157,635.51

B	Reserve Account Reconciliation
	Beginning Period Balance	$2,982,161.73
	Reserve Funds Utilized	0.00
	Reserve Funds Reinstated	0.00

	Balance Available	$2,982,161.73
	Required Reserve Acct Balance	$2,951,843.44
	Release to Collection Account	$30,318.29
	Ending Reserve Account Balance	$2,951,843.44

C	Capitalized Interest Account
	Beginning Period Balance	$7,500,000.00
	Transfers to Collection Account	$—
	Ending Balance	$7,500,000.00

D	Floor Income Rebate Account
	Beginning Period Balance	$126,719.78
	Deposits for the Period	$128,420.98
	Release to Collection Account	$—
	Ending Balance	$255,140.76

E	Supplemental Purchase Account
	Beginning Period Balance	$—
	Supplemental Loan Purchases	$—
	Transfers to Collection Account	$—
	Ending Balance	$—
Trust 2010-1 Monthly Servicing Report: Collection Period 06/01/2010 - 06/30/2010, Distribution Date 07/26/2010